UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 215,831	$ 216,293
Trade and other receivables (Note 4)	45,481	37,527
Income taxes receivable	190	435
Prepaids and deposits	8,654	6,378
Net investment in finance lease	81	174
Contract costs, net	4,732	2,778
Total current assets	274,969	263,585
Non-current assets:
Contract costs, net	8,260	7,931
Net investment in finance lease	100	241
Deferred tax asset	130	118
Right-of-use assets, net (Note 5)	2,082	2,038
Property and equipment, net (Note 6)	2,469	2,624
Intangible assets, net (Note 7)	1,085	1,150
Goodwill (Note 8)	6,059	5,982
Total assets	295,154	283,669
Current liabilities:
Trade and other payables	29,430	26,025
Income taxes payable	151	101
Deferred revenue	60,593	55,779
Contingent consideration	1,083	1,083
Lease obligations (Note 5)	1,626	1,374
Total current liabilities	92,883	84,362
Non-current liabilities:
Contingent consideration	1,193	1,177
Deferred revenue	391	528
Lease obligations (Note 5)	1,431	1,692
Employee benefit obligations	2,652	2,423
Deferred tax liability	1,358	1,276
Total liabilities	99,908	91,458
Shareholders’ equity
Share capital (Note 10)	268,889	268,194
Contributed surplus	9,394	8,458
Accumulated other comprehensive loss	(9,412)	(9,571)
Deficit	(73,625)	(74,870)
Total equity	195,246	192,211
Total liabilities and equity	$ 295,154	$ 283,669